DISCONTINUED OPERATIONS - General information (Details) $ in Millions			3 Months Ended	12 Months Ended
	Jan. 24, 2019 CAD ($)	Jan. 22, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Promissory note receivable, 4Degrees Inc colocation data centers operations sale
DISCONTINUED OPERATIONS
Bearing interest rate				4.90
Principal amount				$ 260.7
Note receivable reimbursed				$ 100.7
4 Degrees Colocation Inc. data centers operations
DISCONTINUED OPERATIONS
Consideration from discontinued operations	$ 261.6
Working capital adjustments paid		$ 0.9
Gain on discontinued operations			$ 115.7		$ 34.8
The amount deferred from the proceeds received on discontinued operations	$ 53.1
Proceeds from the sale of realization of future conditions over a period		10 years